10-K Employee Benefit Plans - Nonqualified benefit plans, future benefit payments (Details) - Nonqualified Plan $ in Thousands	Dec. 31, 2022 USD ($)
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
2023	$ 1,573
2024	1,621
2025	1,727
2026	1,763
2027	1,653
2028-2032	$ 6,343